Results by business segment	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Results by business segment

Note 12 Results by business segment

	For the three months ended July 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,206	$682	$–	$127	$1,122	$(85)	$5,052
Non-interest income	1,445	2,742	1,754	390	1,341	32	7,704
Total revenue	4,651	3,424	1,754	517	2,463	(53)	12,756
Provision for credit losses	(179)	(21)	–	(3)	(337)	–	(540)
Insurance policyholder benefits, claims and acquisition expense	–	–	1,304	–	–	–	1,304
Non-interest expense	1,998	2,493	155	401	1,363	10	6,420
Income (loss) before income taxes	2,832	952	295	119	1,437	(63)	5,572
Income taxes (recoveries)	719	214	61	31	308	(57)	1,276
Net income	$2,113	$738	$234	$88	$1,129	$(6)	$4,296
Non-interest expense includes:
Depreciation and amortization	$236	$216	$15	$50	$125	$1	$643

	For the three months ended July 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,079	$699	$–	$89	$1,335	$(63)	$5,139
Non-interest income	1,269	2,465	2,212	395	1,413	27	7,781
Total revenue	4,348	3,164	2,212	484	2,748	(36)	12,920
Provision for credit losses	527	74	–	(4)	78	–	675
Insurance policyholder benefits, claims and acquisition expense	–	–	1,785	–	–	–	1,785
Non-interest expense	1,985	2,361	140	388	1,471	35	6,380
Income (loss) before income taxes	1,836	729	287	100	1,199	(71)	4,080
Income taxes (recoveries)	469	167	71	24	250	(102)	879
Net income	$1,367	$562	$216	$76	$949	$31	$3,201
Non-interest expense includes:
Depreciation and amortization	$227	$223	$14	$56	$131	$–	$651

	For the nine months ended July 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$9,452	$2,014	$–	$305	$3,442	$(272)	$14,941
Non-interest income	4,289	8,191	4,099	1,311	4,447	39	22,376
Total revenue	13,741	10,205	4,099	1,616	7,889	(233)	37,317
Provision for credit losses	21	(52)	–	(7)	(487)	(1)	(526)
Insurance policyholder benefits, claims and acquisition expense	–	–	2,859	–	–	–	2,859
Non-interest expense	5,891	7,551	444	1,177	4,272	6	19,341
Income (loss) before income taxes	7,829	2,706	796	446	4,104	(238)	15,643
Income taxes (recoveries)	2,015	628	174	115	837	(284)	3,485
Net income	$5,814	$2,078	$622	$331	$3,267	$46	$12,158
Non-interest expense includes:
Depreciation and amortization	$689	$654	$44	$146	$376	$3	$1,912

	For the nine months ended July 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$9,454	$2,174	$–	$221	$3,952	$24	$15,825
Non-interest income	3,904	6,978	4,403	1,569	3,657	(247)	20,264
Total revenue	13,358	9,152	4,403	1,790	7,609	(223)	36,089
Provision for credit losses	2,575	163	1	10	1,174	1	3,924
Insurance policyholder benefits, claims and acquisition expense	–	–	3,222	–	–	–	3,222
Non-interest expense	5,916	6,900	441	1,182	4,197	64	18,700
Income (loss) before income taxes	4,867	2,089	739	598	2,238	(288)	10,243
Income taxes (recoveries)	1,282	480	162	153	302	(327)	2,052
Net income	$3,585	$1,609	$577	$445	$1,936	$39	$8,191
Non-interest expense includes:
Depreciation and amortization	$684	$656	$43	$160	$385	$–	$1,928

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
Total assets and total liabilities by business segment

	As at July 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$538,609	$142,090	$22,130	$234,867	$706,159	$49,685	$1,693,540
Total liabilities	538,555	142,086	22,285	234,781	705,735	(46,212)	1,597,230

	As at October 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$509,679	$129,706	$21,253	$230,695	$688,054	$45,161	$1,624,548
Total liabilities	509,682	129,673	21,311	230,618	688,314	(41,817)	1,537,781